Stock-Based Compensation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended		12 Months Ended					12 Months Ended
	Apr. 28, 2012 CompensationPlan	Apr. 30, 2011	May 01, 2010	Dec. 09, 2011 Chief Executive Officer	Apr. 01, 2010 Chief Executive Officer	Apr. 28, 2012 Selling And Administrative Expense	Apr. 30, 2011 Selling And Administrative Expense	May 01, 2010 Selling And Administrative Expense	Apr. 28, 2012 2009 Incentive Plan	Jun. 02, 2009 2009 Incentive Plan	Apr. 28, 2012 Restricted Stock Year	Apr. 30, 2011 Restricted Stock	May 01, 2010 Restricted Stock	Apr. 28, 2012 Restricted Stock Minimum	Apr. 28, 2012 Restricted Stock Maximum	Apr. 28, 2012 Stock Options Year	Apr. 28, 2012 Restricted Stock Units (RSUs) Year	Apr. 30, 2011 Restricted Stock Units (RSUs)	May 01, 2010 Restricted Stock Units (RSUs)	Apr. 28, 2012 Restricted Stock Units (RSUs) Minimum	Apr. 28, 2012 Restricted Stock Units (RSUs) Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share-based incentive plans	3
Number of additional shares authorized										950,000
Shares of common stock available for future grants	1,001,000								1,001,440
Vesting period in years														one year	five years	four years				one year	five years
Contractual term																10 years
Total intrinsic value of options exercised	$ 521	$ 124	$ 2,321
Total unrecognized compensation expense											21,561					20,384	14,200
Unrecognized compensation expense, weighted average period											1.4					3.4	3.1
Option granted, shares	1,563,000		500,000	1,000,000	500,000
Option granted, exercise price	$ 9.85		$ 5.72	$ 16.00	$ 22.07
Option granted within months				36 months
Total fair value of shares that vested											14,067	6,163	9,408
Granted											83,000	684,000	1,647,000				969,000	0	0
Vested											1,073,000	435,000	429,000					0	0
Stock-based compensation expense	$ 20,775	$ 20,978	$ 15,723			$ 20,775	$ 20,978	$ 15,723